Accounts Receivable (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Accounts Receivable [Abstract]
Schedule of Accounts Receivable
	As of
	June 30, 2025	December 31, 2025
	RMB	RMB
		(Unaudited)
Accounts receivables	52,904,617	80,795,369
Less: allowance of doubtful accounts	9,125,428	(13,412,514)
Total accounts receivable, net	43,779,189	67,382,855

	As of June 30,
	2024	2025
	RMB	RMB
Accounts receivable	41,469,595	52,904,617
Less: allowance of credit losses	-	9,125,428
Accounts receivable, net	41,469,595	43,779,189

Schedule of Allowance of Credit Losses	The movements in the allowance of credit losses were as follows:
	For the years ended June 30,
	2023	2024	2025
	RMB	RMB	RMB
Beginning balance	-	-	-
Additions	-	-	9,125,428
Ending balance	-	-	9,125,428